Critical accounting judgement and estimates	12 Months Ended
Dec. 31, 2022
CriticalAccountingEstimatesAndAssumptionsAbstract [Abstract]
Critical accounting judgement and estimates
4	Critical accounting judgement and estimates

4.1	Critical accounting judgements in applying the Group’s accounting policies
In the process of applying the Group’s accounting policies, management has made the following accounting judgement:

(a)	Classification of financial assets
The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows. The Group determines the business model for managing financial assets at the level of the financial asset portfolio. The factors considered include the way to evaluate and report the performance of financial assets to key management personnel, the risks affecting the performance of financial assets and their management methods, and the way for relevant business management personnel to obtain remuneration, etc.
When evaluating whether the contractual cash flow of financial assets is consistent with the basic lending arrangements, the Group has the following main judgments: whether the time distribution or amount of the principal may change in the duration due to prepayment and other reasons; whether the interest only includes the time value of money, credit risk, other basic lending risks and the consideration of cost and profit. For example, does the amount of prepayment only reflect the outstanding principal and the interest based on the outstanding principal, as well as the reasonable compensation paid for the early termination of the contract.

4.2	Sources of estimation uncertainty
Significant sources of estimation uncertainty are as follows:

(a)	Net realizable value (“NRV”) of inventories
As described in note 2.14, inventories are valued at the lower of cost and net realizable value. The net realizable value is determined based on the estimated selling prices in the ordinary course of business less the estimated costs to completion, and other costs necessary to make the sale. These estimates are based on the current market condition and historical experience of selling products of similar nature. It could change significantly as a result of competitor actions in response to changes in market conditions.
Management reassesses these estimations at the end of each reporting period to ensure inventory is measured at the lower of cost and net realizable value.

(b)	Impairments for non-current assets
As discussed in note 2.12, at the end of each reporting period, the Group estimates the recoverable amount of an asset or a cash-generating unit (“CGU”) (a portion of which related to certain production facilities), at the higher of its fair value less costs of disposal and its value in use, to determine the impairment losses. If circumstances indicate that the carrying amount of the asset or CGU may not be recoverable, the asset or CGU may be considered “impaired”, and an impairment loss may be recognized.
The recoverable amount of assets or CGUs is the higher of the fair value less costs of disposal and value in use. As the fair value of certain assets or CGUs may not be publicly available, the Group uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions for projections of product sales and operating costs and discount rate. In particular, in determining the value in use of the Group’s specific CGUs, significant judgements are required on the accounting estimates which are based on the assumptions relating to product sales growth rates, related costs growth rates and discount rate applied.

(c)	Useful life and residual value of property, plant and equipment
Property, plant and equipment, are depreciated on a straight-line basis over the estimated useful lives of the assets, after taking into account the estimated residual value. Management reviews the estimated useful lives and estimated residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting period. The useful lives are based on the Group’s historical experience with similar assets, taking into account anticipated technological changes. The depreciation expense for future periods is adjusted if there are significant changes from previous estimates.